CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Jun. 29, 2021
Ordinary shares, par value			$ 0.0001
Class A Ordinary shares
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares, shares issued	86,383,174	86,383,174
Ordinary shares, shares outstanding	86,383,174	86,383,174
Class B Ordinary shares
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	4,700,000,000	4,700,000,000	4,700,000,000
Ordinary shares, shares issued	620,725,823	619,971,303
Ordinary shares, shares outstanding	620,725,823	619,971,303